Property and equipment - Schedule of changes in property in own use (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January	€ 2,434	€ 2,399
Additions	510	473
Transfers	(3)	1
Depreciation	(442)	(457)
Impairments	(16)	(23)
Reversal of impairments	7	5
Remeasurements	56	80
Disposals	(48)	(68)
Exchange rate differences	(18)	25
Closing balance	2,478	2,434
Gross carrying amount
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January	5,831
Closing balance	5,803	5,831
Accumulated depreciation
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January	(3,772)
Closing balance	(3,712)	(3,772)
Accumulated impairments
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January	(136)
Closing balance	(134)	(136)
Accumulated revaluation surplus
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January	282
Closing balance	264	282
Accumulated remeasurement
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January	229
Closing balance	258	229
Right-of-use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January	1,033	1,078
Additions	160	141
Transfers		(4)
Depreciation	(237)	(242)
Impairments	(3)	(4)
Reversal of impairments
Remeasurements	40	75
Disposals	(10)	(18)
Exchange rate differences	(12)	8
Closing balance	972	1,033
Right-of-use assets | Gross carrying amount
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January	1,933
Closing balance	1,982	1,933
Right-of-use assets | Accumulated depreciation
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January	(1,098)
Closing balance	(1,237)	(1,098)
Right-of-use assets | Accumulated impairments
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January	(31)
Closing balance	(31)	(31)
Right-of-use assets | Accumulated revaluation surplus
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January
Closing balance
Right-of-use assets | Accumulated remeasurement
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January	229
Closing balance	258	229
Property in own use | Gross carrying amount
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January	871
Closing balance	994	871
Property in own use | Property in own use and Equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January	758	616
Additions	147	92
Transfers	(15)	83
Depreciation	(11)	(11)
Impairments	(8)	(9)
Reversal of impairments	6	5
Remeasurements	15	5
Disposals	(28)	(36)
Exchange rate differences	(3)	13
Closing balance	863	758
Property in own use | Property in own use and Equipment | Gross carrying amount
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January	871
Closing balance	994	871
Property in own use | Property in own use and Equipment | Accumulated depreciation
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January	(298)
Closing balance	(299)	(298)
Property in own use | Property in own use and Equipment | Accumulated impairments
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January	(97)
Closing balance	(95)	(97)
Property in own use | Property in own use and Equipment | Accumulated revaluation surplus
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January	282
Closing balance	264	282
Property in own use | Property in own use and Equipment | Accumulated remeasurement
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January
Closing balance
Property in own use | Right-of-use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January	895
Closing balance	837	895
Equipment | Property in own use and Equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January	643	705
Additions	203	240
Transfers	11	(78)
Depreciation	(194)	(204)
Impairments	(6)	(10)
Reversal of impairments
Remeasurements
Disposals	(11)	(14)
Exchange rate differences	(3)	5
Closing balance	644	643
Equipment | Property in own use and Equipment | Gross carrying amount
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January	3,027
Closing balance	2,827	3,027
Equipment | Property in own use and Equipment | Accumulated depreciation
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January	(2,376)
Closing balance	(2,176)	(2,376)
Equipment | Property in own use and Equipment | Accumulated impairments
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January	(8)
Closing balance	(7)	(8)
Equipment | Property in own use and Equipment | Accumulated revaluation surplus
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January
Closing balance
Equipment | Property in own use and Equipment | Accumulated remeasurement
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January
Closing balance